Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,604,773.60

Principal:
Principal Collections	$20,040,216.89
Prepayments in Full	$14,342,017.74
Liquidation Proceeds	$615,017.31
Recoveries	$128,007.81
Sub Total	$35,125,259.75
Collections	$37,730,033.35

Purchase Amounts:
Purchase Amounts Related to Principal	$649,322.18
Purchase Amounts Related to Interest	$3,752.67
Sub Total	$653,074.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,383,108.20

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,383,108.20
Servicing Fee	$573,813.21	$573,813.21	$0.00	$0.00	$37,809,294.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,809,294.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$37,809,294.99
Interest - Class A-3 Notes	$207,346.62	$207,346.62	$0.00	$0.00	$37,601,948.37
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$37,454,390.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,454,390.04
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$37,370,903.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,370,903.96
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$37,301,570.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,301,570.63
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$37,203,903.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,203,903.96
Regular Principal Payment	$34,539,450.01	$34,539,450.01	$0.00	$0.00	$2,664,453.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,664,453.95
Residuel Released to Depositor	$0.00	$2,664,453.95	$0.00	$0.00	$0.00
Total		$38,383,108.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$34,539,450.01
Total					$34,539,450.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,539,450.01	$52.49	$207,346.62	$0.32	$34,746,796.63	$52.81
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$34,539,450.01	$16.93	$605,391.03	$0.30	$35,144,841.04	$17.23

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$345,577,700.21	0.5251941	$311,038,250.20	0.4727025
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$662,637,700.21	0.3248447	$628,098,250.20	0.3079124

Pool Information
Weighted Average APR	4.563%	4.559%
Weighted Average Remaining Term	36.36	35.50
Number of Receivables Outstanding	44,917	43,780
Pool Balance	$688,575,850.13	$652,592,836.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$662,637,700.21	$628,098,250.20
Pool Factor	0.3312125	0.3139043

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$24,494,586.43
Targeted Overcollateralization Amount	$24,494,586.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,494,586.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		126	$336,439.38
(Recoveries)		196	$128,007.81
Net Losses for Current Collection Period			$208,431.57
Cumulative Net Losses Last Collection Period			$10,967,936.36
Cumulative Net Losses for all Collection Periods			$11,176,367.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.21%	798	$14,434,589.47
61-90 Days Delinquent	0.31%	111	$2,014,345.19
91-120 Days Delinquent	0.07%	24	$482,950.17
Over 120 Days Delinquent	0.21%	71	$1,368,830.88
Total Delinquent Receivables	2.80%	1,004	$18,300,715.71

Repossession Inventory:
Repossessed in the Current Collection Period		47	$885,454.37
Total Repossessed Inventory		64	$1,241,886.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3496%
Preceding Collection Period			0.4801%
Current Collection Period			0.3730%
Three Month Average			0.4009%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3720%
Preceding Collection Period			0.4007%
Current Collection Period			0.4705%
Three Month Average			0.4144%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer